Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Receivables from contracts with customers [abstract]
Summary of Revenue from Contracts with Customers Allocated to Geographical Areas and Revenue Streams	The following tables disaggregate the Company's revenue from contracts with customers by geographic market (in USD thousands):

	Year ended December 31,
	2023	2022	2021

Switzerland	$1,432	$1,340	$1,408
France	10,076	7,252	7,433
Italy	8,554	6,761	6,143
Spain	6,512	4,665	3,757
Rest of EMEA	17,384	14,860	12,842
EMEA	$43,958	$34,878	$31,583

United States	$9,465	$5,581	$3,918
Rest of NORAM	1,261	1,151	812
NORAM	$10,726	$6,732	$4,730

LATAM	$3,990	$3,003	$2,295

APAC	$3,697	$2,947	$1,842
Total revenue	$62,371	$47,560	$40,450
Revenue streams
The Company’s revenue from contracts with customers has been allocated to the revenue streams indicated in the table below (in USD thousands):

	Year ended December 31,
	2023	2022	2021
SOPHiA DDM Platform	$60,904	$45,679	$39,465
Workflow equipment and services	1,467	1,881	985
Total revenue	$62,371	$47,560	$40,450